Expected credit losses on financial assets and reconciliation of carrying amount (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of fair value measurement of assets [abstract]
Expected Credit Losses on Financial Assets and Reconciliation of carrying amount
It is presented below the reconciliation of gross carrying amount of financial assets through other comprehensive income and financial assets measured at amortized cost – that have their ECLs (Expected Credit Losses) measured using the three-stage model and the low credit risk simplification.

Stage 1	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Write-Off	Closing balance December 31, 2024

Financial assets at fair value through other comprehensive income
Securities	43,693,837	9,557,073	—	—	—	—		53,250,910
Financial assets amortized cost
Securities	6,861,493	(4,011,385)	—	—	—	—		2,850,108
Securities purchased under resale agreements	14,891,781	7,167,720	—	—	—	—		22,059,501
Loans and credit card operations	26,447,368	1,597,545	(2,108,966)	(309,713)	710,801	253	—	26,337,288
Total on-balance exposures	91,894,479	14,310,953	(2,108,966)	(309,713)	710,801	253	—	104,497,807
Off-balance exposures (credit card limits)	8,323,897	(716,113)	(300,426)	(206)	166,424	1	—	7,473,577
Total exposures	100,218,376	13,594,840	(2,409,392)	(309,919)	877,225	254	—	111,971,384

Stage 2	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	Write-Off	Closing balance December 31, 2024

Financial assets amortized cost
Loans and credit card operations	2,202,931	(566,369)	(710,801)	(125,492)	2,108,966	810	—	2,910,045
Total on-balance exposures	2,202,931	(566,369)	(710,801)	(125,492)	2,108,966	810	—	2,910,045
Off-balance exposures (credit card limits)	583,270	(322,731)	(166,424)	(130)	300,426	5	—	394,416
Total exposures	2,786,201	(889,100)	(877,225)	(125,622)	2,409,392	815	—	3,304,461

Stage 3	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 2	Transfer from stage 1	Transfer from stage 2	Write-Off	Closing balance December 31, 2024

Financial assets amortized cost
Loans and credit card operations	231,590	(80,172)	(253)	(810)	309,713	125,492	(184,349)	401,211
Total on-balance exposures	231,590	(80,172)	(253)	(810)	309,713	125,492	(184,349)	401,211
Off-balance exposures (credit card limits)	5,540	(312)	(1)	(5)	206	130	—	5,558
Total exposures	237,130	(80,484)	(254)	(815)	309,919	125,622	(184,349)	406,769

Consolidated Stages	Balance at December 31, 2023	Purchases / (Settlements)	Write-Off	Closing balance December 31, 2024

Financial assets at fair value through other comprehensive income
Securities	43,693,837	9,557,073	—	53,250,910
Financial assets amortized cost
Securities	6,861,493	(4,011,385)	—	2,850,108
Securities purchased under resale agreements	14,891,781	7,167,720	—	22,059,501
Loans and credit card operations	28,881,889	951,004	(184,349)	29,648,544
Total on-balance exposures	94,329,000	13,664,412	(184,349)	107,809,063
Off-balance exposures (credit card limits)	8,912,707	(1,039,156)	—	7,873,551
Total exposures	103,241,707	12,625,256	(184,349)	115,682,614

Stage 1	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Write-Off	Closing balance December 31, 2023

Financial assets at fair value through other comprehensive income
Securities	35,150,599	8,543,238		—	—	—	—		43,693,837
Financial assets amortized cost
Securities	9,275,027	(2,413,534)		—	—	—	—		6,861,493
Securities purchased under resale agreements	7,606,501	7,285,280		—	—	—	—		14,891,781
Loans and credit card operations	21,168,048	5,678,561	1,082,998	(1,800,466)	(193,066)	518,241	27	(6,975)	26,447,368
Total on-balance exposures	73,200,175	19,093,545	1,082,998	(1,800,466)	(193,066)	518,241	27	(6,975)	91,894,479
Off-balance exposures (credit card limits)	4,759,298	3,670,075	201,949	(495,087)	(5,526)	193,171	17	—	8,323,897
Total exposures	77,959,473	22,763,620	1,284,947	(2,295,553)	(198,592)	711,412	44	(6,975)	100,218,376

Stage 2	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	Write-Off	Closing balance December 31, 2023

Financial assets amortized cost
Loans and credit card operations	1,073,170	(111,875)	2,734	(518,241)	(33,238)	1,800,466	117	(10,202)	2,202,931
Total on-balance exposures	1,073,170	(111,875)	2,734	(518,241)	(33,238)	1,800,466	117	(10,202)	2,202,931
Off-balance exposures (credit card limits)	255,539	25,490	308	(193,171)	(8)	495,087	25	—	583,270
Total exposures	1,328,709	(86,385)	3,042	(711,412)	(33,246)	2,295,553	142	(10,202)	2,786,201

Stage 3	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 1	Transfer to stage 2	Transfer from stage 1	Transfer from stage 2	Write-Off	Closing balance December 31, 2023

Financial assets amortized cost
Loans and credit card operations	19,319	(11,003)	18,004	(27)	(117)	193,066	33,238	(20,890)	231,590
Total on-balance exposures	19,319	(11,003)	18,004	(27)	(117)	193,066	33,238	(20,890)	231,590
Off-balance exposures (credit card limits)	—	(31)	79	(17)	(25)	5,526	8	—	5,540
Total exposures	19,319	(11,034)	18,083	(44)	(142)	198,592	33,246	(20,890)	237,130

Consolidated Stages	Balance at December 31, 2022	Purchases / (Settlements)	Business Combination	Write-Off	Closing balance December 31, 2023

Financial assets at fair value through other comprehensive income
Securities	35,150,599	8,543,238	—	—	43,693,837
Financial assets amortized cost
Securities	9,275,027	(2,413,534)	—	—	6,861,493
Securities purchased under resale agreements	7,606,501	7,285,280	—	—	14,891,781
Loans and credit card operations	22,260,537	5,555,684	1,103,736	(38,068)	28,881,889
Total on-balance exposures	74,292,664	18,970,668	1,103,736	(38,068)	94,329,000
Off-balance exposures (credit card limits)	5,014,837	3,695,534	202,336	—	8,912,707
Total exposures	79,307,501	22,666,202	1,306,072	(38,068)	103,241,707
The following table presents the gross carrying amount of financial assets measured at amortized cost, which have their ECLs measured using the simplified approach:

Operations	2024	2023

Financial assets amortized cost
Securities trading and intermediation	6,635,969	3,047,011
Accounts Receivable	854,828	745,097
Other financial assets	13,257,189	4,263,947
Total	20,747,986	8,056,055
b)    Expected credit loss
The table below presents the changes in ECLs, measured according to the three-stage model, for assets classified as financial assets through other comprehensive income and financial assets measured at amortized cost in the period ended December 31, 2024 and December 31, 2023, segregated by stages:

Stage 1	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Write-Off	Closing balance December 31, 2024

Financial assets at fair value through other comprehensive income
Securities	12,199	3,423	—	—	—	—	—	15,622
Financial assets amortized cost
Securities	6,072	7,890	—	—	—	—	—	13,962
Securities purchased under resale agreements	2,803	(439)	—	—	—	—	—	2,364
Loans and credit card operations	54,845	227,395	(57,266)	(148,947)	2,872	130	—	79,029
Total on-balance exposures	75,919	238,269	(57,266)	(148,947)	2,872	130	—	110,977
Off-balance exposures (credit card limits)	8,162	8,349	(5,770)	(32)	555	—	—	11,264
Total exposures	84,081	246,618	(63,036)	(148,979)	3,427	130	—	122,241

Stage 2	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	Write-Off	Closing balance December 31, 2024

Financial assets amortized cost
Loans and credit card operations	74,696	76,541	(2,872)	(117,930)	57,266	184	—	87,885
Total on-balance exposures	74,696	76,541	(2,872)	(117,930)	57,266	184	—	87,885
Off-balance exposures (credit card limits)	6,203	(3,608)	(555)	(6)	5,770	—	—	7,804
Total exposures	80,899	72,933	(3,427)	(117,936)	63,036	184	—	95,689

Stage 3	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 2	Transfer from stage 1	Transfer from stage 2	Write-Off	Closing balance December 31, 2024

Financial assets amortized cost
Loans and credit card operations	182,281	(34,416)	(130)	(184)	148,947	117,930	(184,349)	230,079
Total on-balance exposures	182,281	(34,416)	(130)	(184)	148,947	117,930	(184,349)	230,079
Off-balance exposures (credit card limits)	3,767	215	—	—	32	6	—	4,020
Total exposures	186,048	(34,201)	(130)	(184)	148,979	117,936	(184,349)	234,099

Consolidated Stages	Balance at December 31, 2023	Increase / (Reversal)	Write-Off	Closing balance December 31, 2024

Financial assets at fair value through other comprehensive income
Securities	12,199	3,423	—	15,622
Financial assets amortized cost
Securities	6,072	7,890	—	13,962
Securities purchased under resale agreements	2,803	(439)	—	2,364
Loans and credit card operations	311,822	269,520	(184,349)	396,993
Total on-balance exposures	332,896	280,394	(184,349)	428,941
Off-balance exposures (credit card limits)	18,132	4,956	—	23,088
Total exposures	351,028	285,350	(184,349)	452,029

Stage 1	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Write-Off	Closing balance at December 31, 2023

Financial assets at fair value through other comprehensive income
Securities	8,077	4,122		—	—	—	—		12,199
Financial assets amortized cost
Securities	2,924	3,148	—	—	—	—	—		6,072
Securities purchased under resale agreements	2,681	122		—	—	—	—		2,803
Loans and credit card operations	21,313	223,234	27,499	(63,095)	(148,305)	1,173	1	(6,975)	54,845
Total on-balance exposures	34,995	230,626	27,499	(63,095)	(148,305)	1,173	1	(6,975)	75,919
Off-balance exposures (credit card limits)	4,800	8,064	4,303	(5,427)	(3,765)	187	—	—	8,162
Total exposures	39,795	238,690	31,802	(68,522)	(152,070)	1,360	1	(6,975)	84,081

Stage 2	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	Write-Off	Closing balance at December 31, 2023

Financial assets amortized cost
Loans and credit card operations	7,656	43,159	807	(1,173)	(28,663)	63,095	17	(10,202)	74,696
Total on-balance exposures	7,656	43,159	807	(1,173)	(28,663)	63,095	17	(10,202)	74,696
Off-balance exposures (credit card limits)	1,428	(467)	3	(187)	(1)	5,427	—	—	6,203
Total exposures	9,084	42,692	810	(1,360)	(28,664)	68,522	17	(10,202)	80,899

Stage 3	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 1	Transfer to stage 2	Transfer from stage 1	Transfer from stage 2	Write-Off	Closing balance at December 31, 2023

Financial assets amortized cost
Loans and credit card operations	14,181	(3,226)	15,268	(1)	(17)	148,304	28,663	(20,891)	182,281
Total on-balance exposures	14,181	(3,226)	15,268	(1)	(17)	148,304	28,663	(20,891)	182,281
Off-balance exposures (credit card limits)	—	(18)	18	—	—	3,766	1	—	3,767
Other off-balance exposures	15,214	38,891	—	—	—	—	—	(54,105)	—
Total exposures	29,395	35,647	15,286	(1)	(17)	152,070	28,664	(74,996)	186,048

Consolidated Stages	Balance at December 31, 2022	Increase / (Reversal)	Business Combination	Write-Off	Closing balance at December 31, 2023

Financial assets at fair value through other comprehensive income
Securities	8,077	4,122	—	—	12,199
Financial assets amortized cost
Securities	2,924	3,148	—	—	6,072
Securities purchased under resale agreements	2,681	122	—	—	2,803
Loans and credit card operations	43,149	263,168	43,573	(38,068)	311,822
Total on-balance exposures	56,831	270,560	43,573	(38,068)	332,896
Off-balance exposures (credit card limits)	6,228	7,579	4,325	—	18,132
Other off-balance exposures	15,214	38,890	—	(54,104)	—
Total exposures	78,273	317,029	47,898	(92,172)	351,028
The table below presents the ECLs for the financial assets measured according to simplified approach in the period ended December 31, 2024 and December 31, 2023:

Expected Credit Losses	2024	2023

Financial assets amortized cost
Securities trading and intermediation	136,872	114,692
Accounts Receivable	75,885	63,907
Other financial assets	24,192	55,204
Total	236,949	233,803
c)    Expected credit losses segregated by products
The table below presents the expected credit losses for 2024 and 2023, segregated by products:

Expected Credit Losses	2024	2023

Financial assets at fair value through other comprehensive income	15,622	12,199
Securities	15,622	12,199
Financial assets amortized cost	650,269	554,501
Securities	13,962	6,072
Securities purchased under resale agreements	2,364	2,803
Loans and credit card operations	396,994	311,823
Securities trading and intermediation	136,872	114,692
Accounts Receivable	75,885	63,907
Other financial assets	24,192	55,204
Total losses for exposures	665,891	566,700
Off-balance exposures (credit card limits)	23,087	18,131
Total exposures	688,978	584,831

Disclosure of ECLs measured using simplified approach
The following table presents the gross carrying amount of financial assets measured at amortized cost, which have their ECLs measured using the simplified approach:

Operations	2024	2023

Financial assets amortized cost
Securities trading and intermediation	6,635,969	3,047,011
Accounts Receivable	854,828	745,097
Other financial assets	13,257,189	4,263,947
Total	20,747,986	8,056,055

Disclosure of Expected credit losses
The table below presents the changes in ECLs, measured according to the three-stage model, for assets classified as financial assets through other comprehensive income and financial assets measured at amortized cost in the period ended December 31, 2024 and December 31, 2023, segregated by stages:

Stage 1	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Write-Off	Closing balance December 31, 2024

Financial assets at fair value through other comprehensive income
Securities	12,199	3,423	—	—	—	—	—	15,622
Financial assets amortized cost
Securities	6,072	7,890	—	—	—	—	—	13,962
Securities purchased under resale agreements	2,803	(439)	—	—	—	—	—	2,364
Loans and credit card operations	54,845	227,395	(57,266)	(148,947)	2,872	130	—	79,029
Total on-balance exposures	75,919	238,269	(57,266)	(148,947)	2,872	130	—	110,977
Off-balance exposures (credit card limits)	8,162	8,349	(5,770)	(32)	555	—	—	11,264
Total exposures	84,081	246,618	(63,036)	(148,979)	3,427	130	—	122,241

Stage 2	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	Write-Off	Closing balance December 31, 2024

Financial assets amortized cost
Loans and credit card operations	74,696	76,541	(2,872)	(117,930)	57,266	184	—	87,885
Total on-balance exposures	74,696	76,541	(2,872)	(117,930)	57,266	184	—	87,885
Off-balance exposures (credit card limits)	6,203	(3,608)	(555)	(6)	5,770	—	—	7,804
Total exposures	80,899	72,933	(3,427)	(117,936)	63,036	184	—	95,689

Stage 3	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 2	Transfer from stage 1	Transfer from stage 2	Write-Off	Closing balance December 31, 2024

Financial assets amortized cost
Loans and credit card operations	182,281	(34,416)	(130)	(184)	148,947	117,930	(184,349)	230,079
Total on-balance exposures	182,281	(34,416)	(130)	(184)	148,947	117,930	(184,349)	230,079
Off-balance exposures (credit card limits)	3,767	215	—	—	32	6	—	4,020
Total exposures	186,048	(34,201)	(130)	(184)	148,979	117,936	(184,349)	234,099

Consolidated Stages	Balance at December 31, 2023	Increase / (Reversal)	Write-Off	Closing balance December 31, 2024

Financial assets at fair value through other comprehensive income
Securities	12,199	3,423	—	15,622
Financial assets amortized cost
Securities	6,072	7,890	—	13,962
Securities purchased under resale agreements	2,803	(439)	—	2,364
Loans and credit card operations	311,822	269,520	(184,349)	396,993
Total on-balance exposures	332,896	280,394	(184,349)	428,941
Off-balance exposures (credit card limits)	18,132	4,956	—	23,088
Total exposures	351,028	285,350	(184,349)	452,029

Stage 1	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Write-Off	Closing balance at December 31, 2023

Financial assets at fair value through other comprehensive income
Securities	8,077	4,122		—	—	—	—		12,199
Financial assets amortized cost
Securities	2,924	3,148	—	—	—	—	—		6,072
Securities purchased under resale agreements	2,681	122		—	—	—	—		2,803
Loans and credit card operations	21,313	223,234	27,499	(63,095)	(148,305)	1,173	1	(6,975)	54,845
Total on-balance exposures	34,995	230,626	27,499	(63,095)	(148,305)	1,173	1	(6,975)	75,919
Off-balance exposures (credit card limits)	4,800	8,064	4,303	(5,427)	(3,765)	187	—	—	8,162
Total exposures	39,795	238,690	31,802	(68,522)	(152,070)	1,360	1	(6,975)	84,081

Stage 2	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	Write-Off	Closing balance at December 31, 2023

Financial assets amortized cost
Loans and credit card operations	7,656	43,159	807	(1,173)	(28,663)	63,095	17	(10,202)	74,696
Total on-balance exposures	7,656	43,159	807	(1,173)	(28,663)	63,095	17	(10,202)	74,696
Off-balance exposures (credit card limits)	1,428	(467)	3	(187)	(1)	5,427	—	—	6,203
Total exposures	9,084	42,692	810	(1,360)	(28,664)	68,522	17	(10,202)	80,899

Stage 3	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 1	Transfer to stage 2	Transfer from stage 1	Transfer from stage 2	Write-Off	Closing balance at December 31, 2023

Financial assets amortized cost
Loans and credit card operations	14,181	(3,226)	15,268	(1)	(17)	148,304	28,663	(20,891)	182,281
Total on-balance exposures	14,181	(3,226)	15,268	(1)	(17)	148,304	28,663	(20,891)	182,281
Off-balance exposures (credit card limits)	—	(18)	18	—	—	3,766	1	—	3,767
Other off-balance exposures	15,214	38,891	—	—	—	—	—	(54,105)	—
Total exposures	29,395	35,647	15,286	(1)	(17)	152,070	28,664	(74,996)	186,048

Consolidated Stages	Balance at December 31, 2022	Increase / (Reversal)	Business Combination	Write-Off	Closing balance at December 31, 2023

Financial assets at fair value through other comprehensive income
Securities	8,077	4,122	—	—	12,199
Financial assets amortized cost
Securities	2,924	3,148	—	—	6,072
Securities purchased under resale agreements	2,681	122	—	—	2,803
Loans and credit card operations	43,149	263,168	43,573	(38,068)	311,822
Total on-balance exposures	56,831	270,560	43,573	(38,068)	332,896
Off-balance exposures (credit card limits)	6,228	7,579	4,325	—	18,132
Other off-balance exposures	15,214	38,890	—	(54,104)	—
Total exposures	78,273	317,029	47,898	(92,172)	351,028

Disclosure of Expected credit loss using simplified method
The table below presents the ECLs for the financial assets measured according to simplified approach in the period ended December 31, 2024 and December 31, 2023:

Expected Credit Losses	2024	2023

Financial assets amortized cost
Securities trading and intermediation	136,872	114,692
Accounts Receivable	75,885	63,907
Other financial assets	24,192	55,204
Total	236,949	233,803

Disclosure of Expected credit loss segregated by product
The table below presents the expected credit losses for 2024 and 2023, segregated by products:

Expected Credit Losses	2024	2023

Financial assets at fair value through other comprehensive income	15,622	12,199
Securities	15,622	12,199
Financial assets amortized cost	650,269	554,501
Securities	13,962	6,072
Securities purchased under resale agreements	2,364	2,803
Loans and credit card operations	396,994	311,823
Securities trading and intermediation	136,872	114,692
Accounts Receivable	75,885	63,907
Other financial assets	24,192	55,204
Total losses for exposures	665,891	566,700
Off-balance exposures (credit card limits)	23,087	18,131
Total exposures	688,978	584,831